Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 24, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Jun. 28, 2016
Vivaldi Orinda Macro Opportunities Fund | Class A
Prospectus:
Trading Symbol	OMOAX
Vivaldi Orinda Macro Opportunities Fund | Class I
Prospectus:
Trading Symbol	OMOIX
Orinda Income Opportunities Fund | Class A
Prospectus:
Trading Symbol	OIOAX
Orinda Income Opportunities Fund | Class I
Prospectus:
Trading Symbol	OIOIX
Orinda Income Opportunities Fund | Class D
Prospectus:
Trading Symbol	OIODX